Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 883,613,429	$ 921,078,198
Transfer		(37,912,005)
Foreign Currency Translation	851,229	447,236
Closing balance	884,464,658	883,613,429
Enel Colina S.A. [Member] | Enel Colina S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	2,240,478	2,240,478
Closing balance	2,240,478	2,240,478
Enel Distribucion Chile S.A. [Member] | Enel Distribucion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	90,462,357	90,462,357
Closing balance	90,462,357	90,462,357
Enel Generacin Chile S.A. [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	756,642,815	756,642,815
Closing balance	756,642,815	756,642,815
Enel Green Power Chile S.A. [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	24,845,615	24,521,350
Foreign Currency Translation	617,178	324,265
Closing balance	25,462,793	24,845,615
Enel Transmisin Chile S.A. [Member] | Enel Transmisin Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance		37,912,005
Transfer		(37,912,005)
Geotrmica del Norte [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	93,290	92,072
Foreign Currency Translation	2,317	1,218
Closing balance	95,607	93,290
Parque Elico Talinay Oriente [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	9,328,874	9,207,121
Foreign Currency Translation	231,734	121,753
Closing balance	$ 9,560,608	$ 9,328,874